Prepayments and Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepayments and Other Receivables [Abstract]
Prepayments	$ 100	627	842
Other receivables	4,101	25,547	30,330
Total prepayments and other receivables	$ 4,201	26,174	31,172